Condensed Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Stock and warrants issuance costs			$ 1,960
Stock and pre-funded warrants issuance costs	$ 874
Series A and Series B Pre-funded Warrant
Stock and warrants issuance costs		$ 1,522